Transactions with Related Parties - Summary of Total Amounts Paid to Key Management Personnel or Directors (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 115,257	$ 89,974	$ 70,699
Independent directors [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 11,815	$ 9,093	$ 7,856